Stockholders' Equity (Details Narrative) - USD ($)													3 Months Ended			12 Months Ended
	Aug. 31, 2020	Aug. 10, 2020	Aug. 01, 2020	Jul. 31, 2020	Jul. 29, 2020	Jul. 01, 2020	Jun. 30, 2020	Jun. 18, 2020	Jun. 04, 2020	Jun. 02, 2020	May 04, 2020	Sep. 16, 2019	Aug. 31, 2020	Aug. 20, 2020	Aug. 31, 2019	May 31, 2020	Aug. 17, 2020	Aug. 16, 2020	Jul. 02, 2020	May 07, 2020	Apr. 29, 2020	May 31, 2019
Class of Stock [Line Items]
Preferred stock, authorized	1,000,000												1,000,000			1,000,000						1,000,000
Preferred stock, par value	$ 0.0001												$ 0.0001			$ 0.0001						$ 0.0001
Preferred stock, issued
Preferred stock, outstanding
Common stock, authorized	36,000,000												36,000,000			36,000,000	36,000,000	20,000,000				20,000,000
Common stock holders rights													One vote for each share.			One vote for each share.
Common stock, issued	9,329,190												9,329,190			7,988,975						7,003,975
Common stock, outstanding	9,329,190												9,329,190			7,988,975						7,003,975
Number of common stock shares issued						25,000			85,905				250,000
Number of shares of common stock restricted						150,000								150,000
Share price						$ 1.84			$ 1.16
Proceeds from issuance of common stock									$ 100,000
Debt instrument, default interest rate																			10.00%
Number of common stock shares issued stock based compensation					757,000								250,000
Stock-based compensation													$ 150,095		$ 45,000
10% Fixed Convertible Promissory Note [Member]
Class of Stock [Line Items]
Debt instrument, default interest rate																			10.00%
Debt instrument, face amount																			$ 152,500
Marketing Agreement [Member]
Class of Stock [Line Items]
Number of common stock shares issued			27,778
Share price			$ 1.10
Securities Purchase Agreement [Member]
Class of Stock [Line Items]
Number of common stock shares issued		33,333
Share price		$ 0.91
Debt instrument, default interest rate		12.00%
Debt instrument, face amount		$ 333,333
William H. Herrmann [Member]
Class of Stock [Line Items]
Number of shares of common stock restricted										23,809
Share price																				$ 1.09
Proceeds from issuance of common stock										$ 25,000
William H. Herrmann [Member] | 10% Fixed Convertible Promissory Note [Member]
Class of Stock [Line Items]
Share price																				$ 1.09
Accredited Investor [Member] | Series A-1 Exchange Convertible Note [Member]
Class of Stock [Line Items]
Number of common stock shares issued								55,000
Share price								$ 1.13
Proceeds from issuance of common stock								$ 550,000
Debt instrument, default interest rate								12.00%
Employees [Member]
Class of Stock [Line Items]
Number of common stock shares issued							78,890
Share price							$ 0.97
Jed Kaplan [Member]
Class of Stock [Line Items]
Number of common stock shares issued	45,000			320,000
Number of shares of common stock restricted												70,000
Number of common stock shares issued stock based compensation	45,000			320,000
Mr. Franklin [Member]
Class of Stock [Line Items]
Number of common stock shares issued	16,500			271,000
Number of common stock shares issued stock based compensation	16,500			271,000
Directors and Employee [Member]
Class of Stock [Line Items]
Number of common stock shares issued	6,000			190,000
Share price	$ 1.01			$ 0.87									$ 1.01
Number of common stock shares issued stock based compensation	6,000			190,000
Various Employees [Member]
Class of Stock [Line Items]
Share price							$ 0.97
Number of common stock shares issued stock based compensation							78,890
Harbor Gates Capital, LLC [Member] | 10% Fixed Convertible Promissory Note [Member]
Class of Stock [Line Items]
Number of common stock shares issued						10,000
Number of shares of common stock restricted											10,000
Share price											$ 0.99										$ 0.99
Debt instrument, default interest rate																					10.00%
Debt instrument, face amount											$ 152,500										$ 152,000
Common Stock [Member]
Class of Stock [Line Items]
Number of common stock shares issued													23,809			125,000
Number of common stock shares issued stock based compensation													929,390			5,000
Common Stock [Member] | Jed Kaplan [Member]
Class of Stock [Line Items]
Number of common stock shares issued	250,000			250,000
Share price	$ 0.865			$ 0.865									$ 0.865
Common Stock [Member] | Mr. Franklin [Member]
Class of Stock [Line Items]
Number of common stock shares issued	250,000			250,000
Share price	$ 0.865			$ 0.865									$ 0.865
Common Stock [Member] | Triton Funds LP [Member]
Class of Stock [Line Items]
Number of common stock shares issued													600,000
Common Stock One [Member] | Jed Kaplan [Member]
Class of Stock [Line Items]
Number of common stock shares issued	50,000			50,000
Share price	$ 1.01			$ 1.01									$ 1.01
Common Stock One [Member] | Mr. Franklin [Member]
Class of Stock [Line Items]
Number of common stock shares issued	15,000			15,000
Share price	$ 1.01			$ 1.01									$ 1.01
Common Stock One [Member] | Triton Funds LP [Member]
Class of Stock [Line Items]
Number of common stock shares issued													725,000
Common Stock Two [Member] | Jed Kaplan [Member]
Class of Stock [Line Items]
Number of common stock shares issued	10,000			10,000
Share price	$ 1.84			$ 1.84									$ 1.84
Common Stock Two [Member] | Mr. Franklin [Member]
Class of Stock [Line Items]
Number of common stock shares issued	3,000			3,000
Share price	$ 1.84			$ 1.84									$ 1.84
Common Stock Two [Member] | Triton Funds LP [Member]
Class of Stock [Line Items]
Number of common stock shares issued													600,000
Common Stock Three [Member] | Jed Kaplan [Member]
Class of Stock [Line Items]
Number of common stock shares issued	20,000			20,000
Share price	$ 0.93			$ 0.93									$ 0.93
Common Stock Three [Member] | Mr. Franklin [Member]
Class of Stock [Line Items]
Number of common stock shares issued	3,000			3,000
Share price	$ 0.93			$ 0.93									0.93
Common Stock Four [Member] | Jed Kaplan [Member]
Class of Stock [Line Items]
Number of common stock shares issued	20,000			20,000
Share price	$ 1.38			$ 1.38									1.38
Common Stock Four [Member] | Mr. Franklin [Member]
Class of Stock [Line Items]
Number of common stock shares issued	9,000			9,000
Share price	$ 1.38			$ 1.38									1.38
Common Stock Five [Member] | Jed Kaplan [Member]
Class of Stock [Line Items]
Number of common stock shares issued	15,000			15,000
Share price	$ 0.82			$ 0.82									0.82
Common Stock Five [Member] | Mr. Franklin [Member]
Class of Stock [Line Items]
Number of common stock shares issued	7,500			7,500
Share price	$ 0.82			$ 0.82									$ 0.82